Income Taxes, Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Provision for Income Taxes [Abstract]
Current tax expense		$ 3,312	$ 2,306
Deferred tax (benefit) expense		(745)	288
Total income taxes	[1]	$ 2,567	$ 2,594

[1]	Effective income tax rate was 16.9% for 2023 and 16.3% for 2022